Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost Recognized in Net Income and Other Changes in Plan Assets and Benefit Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit adjustments included in other comprehensive (income) loss:
Total recognized in other comprehensive (income) loss	$ 115	$ (620)	$ (116)
Pension
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	191	58	86
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	55
Amortization of actuarial losses	(67)
Amortization of prior service (cost) credit	(2)
Currency translation adjustments and other	13
Total recognized in other comprehensive (income) loss	(1)
Total recognized in comprehensive loss	190
Healthcare
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	(115)	(52)	39
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	25
Amortization of actuarial losses	2
Amortization of prior service (cost) credit	125
Currency translation adjustments and other	(55)
Total recognized in other comprehensive (income) loss	97
Total recognized in comprehensive loss	(18)
Other
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost	33	$ 24	$ 26
Benefit adjustments included in other comprehensive (income) loss:
Net actuarial losses (gains)	35
Amortization of actuarial losses	(14)
Amortization of prior service (cost) credit	(1)
Currency translation adjustments and other	0
Total recognized in other comprehensive (income) loss	20
Total recognized in comprehensive loss	$ 53